INCOME TAXES - Current and deferred portions of income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current tax expense	$ 5,026,081	$ 1,077,877	$ 2,859,774
Deferred tax expense (benefit)	(662,310)	1,772,670	(6,215,140)
Income tax expense (benefit)	$ 4,363,771	$ 2,850,547	$ (3,355,366)